CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)	Before IPO CNY (¥)	After IPO CNY (¥)	Kunlunjiexin CNY (¥)	Zhuge Inc. CNY (¥)	Baiyi CNY (¥)	Class A Ordinary Shares shares	Class B Ordinary Shares shares	Pre-offering Class A ordinary shares CNY (¥) shares	Pre-offering Class A ordinary shares Baiyi CNY (¥) shares	Pre-offering Class B ordinary shares shares	Treasury Shares CNY (¥)	Treasury Shares USD ($)	Ordinary Shares Class A Ordinary Shares CNY (¥) shares	Ordinary Shares Class A Ordinary Shares USD ($) shares	Ordinary Shares Class A Ordinary Shares After IPO CNY (¥) shares	Ordinary Shares Class A Ordinary Shares Zhuge Inc. shares	Ordinary Shares Class B Ordinary Shares CNY (¥) shares	Ordinary Shares Class B Ordinary Shares USD ($) shares	Ordinary Shares Pre-offering Class A ordinary shares CNY (¥) shares	Ordinary Shares Pre-offering Class A ordinary shares Before IPO CNY (¥) shares	Ordinary Shares Pre-offering Class B ordinary shares CNY (¥) shares	Additional paid-in capital CNY (¥)	Additional paid-in capital USD ($)	Additional paid-in capital Before IPO CNY (¥)	Additional paid-in capital After IPO CNY (¥)	Additional paid-in capital Zhuge Inc. CNY (¥)	Additional paid-in capital Baiyi CNY (¥)	Subscription receivable CNY (¥)	Accumulated other comprehensive income (loss) CNY (¥)	Accumulated other comprehensive income (loss) USD ($)	Accumulated deficit CNY (¥)	Accumulated deficit USD ($)	Total shareholders' deficit attributable to Cloopen Group Holding Limited CNY (¥)	Total shareholders' deficit attributable to Cloopen Group Holding Limited USD ($)	Total shareholders' deficit attributable to Cloopen Group Holding Limited Before IPO CNY (¥)	Total shareholders' deficit attributable to Cloopen Group Holding Limited After IPO CNY (¥)	Total shareholders' deficit attributable to Cloopen Group Holding Limited Zhuge Inc. CNY (¥)	Total shareholders' deficit attributable to Cloopen Group Holding Limited Baiyi CNY (¥)	Non-controlling interests CNY (¥)	Non-controlling interests USD ($)	Non-controlling interests Kunlunjiexin CNY (¥)
Balance as of beginning of year at Dec. 31, 2018	¥ (1,052,314)																				¥ 24		¥ 33							¥ (23,220)	¥ (60,604)		¥ (960,094)		¥ (1,043,861)						¥ (8,453)
Balance as of beginning of year (in shares) at Dec. 31, 2018 | shares																							55,957,962
Balance as of beginning of year (in shares) at Dec. 31, 2018 | shares																					34,724,614
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Change in the ownership interest in the subsidiaries	(579)																							¥ 917											917						(1,496)
Inducement cost	4,350																							4,350											4,350
Net loss	(233,459)																																(217,139)		(217,139)						(16,320)
Share-based compensation	27,151																							27,151											27,151
Accretion of Redeemable Convertible Preferred Shares	(23,341)																							(32,418)									9,077		(23,341)
Foreign currency translation adjustment, net of nil income taxes	(16,905)																														(16,894)				(16,894)						(11)
Unrealized holding gain on short-term investments and availableforsale debt securities, net of nil income taxes	121
Unrealized holding gain on short-term investments and availableforsale debt securities, net of nil income taxes	121																														76				76						45
Less: reclassification adjustment for gain on available for sale securities realized in net income, net of nil income taxes	(114)																														(72)				(72)						(42)
Balance as of end of year at Dec. 31, 2019	(1,295,090)																				¥ 24		¥ 33							(23,220)	(77,494)		(1,168,156)		(1,268,813)						(26,277)
Balance as of end of year (in shares) at Dec. 31, 2019 | shares										24,869,721		55,957,962											55,957,962
Balance as of end of year (in shares) at Dec. 31, 2019 | shares										34,724,614		55,957,962									34,724,614
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of ordinary shares to noncontrolling interest shareholders as share based compensation							¥ 33,139				¥ 3																		¥ 33,136											¥ 33,139
Issuance of ordinary shares to noncontrolling interest shareholders as share based compensation (in shares) | shares											3,706,745
Purchase of the non-controlling interests of the Group's subsidiaries	(19,472)									¥ 2														(42,166)											(42,164)						22,692
Purchase of the non-controlling interests of the Group's subsidiaries (in shares) | shares										3,501,087
Receipt of subscription receivables	1																													1					1
Change in the ownership interest in the subsidiaries	2,893																							(3,286)											(3,286)						6,179
Net loss	(425,237)																																(425,232)		(425,232)						(5)
Share-based compensation	101,128																							77,909						23,219					101,128
Accretion of Redeemable Convertible Preferred Shares	(1,139,108)																							(65,593)									(1,073,515)		(1,139,108)
Deemed dividends	(14,729)																																(14,729)		(14,729)
Foreign currency translation adjustment, net of nil income taxes	153,151																														153,227				153,227						(76)
Balance as of end of year at Dec. 31, 2020	(2,603,324)																				¥ 29		¥ 33								75,733		(2,681,632)		(2,605,837)						2,513
Balance as of end of year (in shares) at Dec. 31, 2020 | shares										34,795,851		55,957,962											55,957,962
Balance as of end of year (in shares) at Dec. 31, 2020 | shares										41,932,446		55,957,962									41,932,446		55,957,962
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of ordinary shares to noncontrolling interest shareholders as share based compensation	14,754																				¥ 1			20,620											20,621						(5,867)
Issuance of ordinary shares to noncontrolling interest shareholders as share based compensation (in shares) | shares																					1,424,312
IPO Pre-offering ordinary shares converted to ordinary shares | shares															85,361,893	85,361,893			25,649,839	25,649,839	(55,053,770)		(55,957,962)
IPO Pre-offering ordinary shares converted to ordinary shares, Value															¥ 53				¥ 17		¥ (37)		¥ (33)
IPO preferred shares converted to ordinary shares, Shares | shares															158,900,014	158,900,014
IPO preferred shares converted to ordinary shares, Value	8,203,436														¥ 103									8,539,512						(336,179)					8,203,436
Initial Public Offering	2,195,827														¥ 30									2,195,797											2,195,827
Initial Public Offering (in shares) | shares															46,000,000	46,000,000
Exercise of Warrant	38,844																							38,844											38,844
Exercise of Warrant (in shares) | shares															638,569	638,569
Change in the ownership interest in the subsidiaries	340																							(251)											(251)						89
Issuance of restricted ordinary shares to company s interest shareholders as share based compensation (in shares) | shares															2,411,177	2,411,177
Issuance of restricted ordinary shares to company's interest shareholders as share based compensation, Value	89,786														¥ 2									89,784											89,786
Acquisition (in shares) | shares																		30,462
Acquisition					¥ 2,793	¥ 299																						¥ 299											¥ 299				¥ 2,793
Receive the Subscription receivables for Series C and Series E Redeemable Convertible Preferred Shares	336,179																													¥ 336,179					336,179
Exercise of options			¥ 15,924	¥ 10,968													¥ 4					¥ 7				¥ 15,917	¥ 10,964										¥ 15,924	¥ 10,968
Exercise of options, shares | shares																	6,385,825					11,697,012
Repurchase of ordinary shares	(81,638)												¥ (81,638)																						(81,638)
Net loss	(904,452)	$ (141,928)																															(903,859)		(903,859)						(593)
Share-based compensation	172,188																							172,188											172,188
Accretion of Redeemable Convertible Preferred Shares	(4,878,652)																							(17,201)									(4,861,451)		(4,878,652)
Foreign currency translation adjustment, net of nil income taxes	(308,001)	(48,332)																													(308,001)				(308,001)
Balance as of end of year at Dec. 31, 2021	¥ 2,305,271	$ 361,747											¥ (81,638)	$ (12,811)	¥ 192	$ 30			¥ 17	$ 3				¥ 11,066,975	$ 1,736,650						¥ (232,268)	$ (36,448)	¥ (8,446,942)	$ (1,325,510)	¥ 2,306,336	$ 361,914					¥ (1,065)	$ (167)
Balance as of end of year (in shares) at Dec. 31, 2021 | shares								301,287,039	25,649,839	0		0							25,649,839	25,649,839
Balance as of end of year (in shares) at Dec. 31, 2021 | shares								309,105,485	25,649,839	0		0			299,727,940	299,727,940